Share-based compensation (Details 2) - Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of RSUs, Outstanding as of January 1	794,534.0
Granted during the year	1,026,544.0
Vested and sold during the year	(246,434.0)
Forfeited during the year	(128,564.0)
Number of RSUs, Outstanding as of December 31	1,446,080.0	794,534.0
Number of RSUs, Vested as of December 31	395,481.0
Weighted-average fair value per RSU granted Outstanding as of January 1, 2016	$ 37.02
Weighted-average fair value per RSU granted Granted during the year	23.25	$ 54.03	$ 82.85
Weighted-average fair value per RSU granted Vested and sold during the year	48.11
Weighted-average fair value per RSU granted Forfeited during the year	25.94
Weighted-average fair value per RSU granted Outstanding as of December 31, 2016	26.34	$ 37.02
Weighted-average fair value per RSU granted Vested as of December 31, 2016	$ 30.56